First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
Portfolio of Investments
July 31, 2026 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES — 77.3%
	Aerospace/Defense — 2.2%
$6,500,000	Boeing (The) Co.	5.15%	05/01/30	$6,533,782
2,000,000	Boeing (The) Co.	3.25%	02/01/35	1,704,794
8,000,000	HEICO Corp.	4.95%	08/01/31	7,978,197
4,000,000	Honeywell Aerospace, Inc. (a)	3.90%	03/16/28	3,955,822
7,000,000	Huntington Ingalls Industries, Inc.	5.35%	01/15/30	7,070,077
6,000,000	L3Harris Technologies, Inc.	5.25%	06/01/31	6,062,437
				33,305,109
	Automotive — 0.3%
5,000,000	American Honda Finance Corp., Series A	4.80%	07/06/29	4,984,828
	Banking — 18.7%
889,000	American Express Co. (b)	5.10%	02/16/28	892,082
3,000,000	American Express Co. (b)	4.73%	04/25/29	3,002,953
1,500,000	American Express Co. (b)	5.28%	07/27/29	1,516,214
8,000,000	American Express Co. (b)	4.44%	05/03/30	7,921,798
10,000,000	Bank of America Corp. (b)	4.95%	07/22/28	10,029,519
5,395,000	Bank of America Corp. (b)	5.20%	04/25/29	5,440,036
6,000,000	Bank of America Corp. (b)	4.62%	05/09/29	5,988,303
7,500,000	Bank of America Corp. (b)	4.46%	02/06/32	7,298,846
2,000,000	Bank of New York Mellon (The) Corp. (b)	6.32%	10/25/29	2,069,746
3,000,000	Bank of New York Mellon (The) Corp. (b)	4.94%	02/11/31	3,001,976
8,000,000	Bank of New York Mellon (The) Corp. (b)	4.54%	04/23/32	7,840,846
5,000,000	Citibank N.A. (b)	4.85%	06/18/32	4,941,763
4,000,000	Citigroup, Inc. (b)	4.54%	09/19/30	3,952,983
7,000,000	Citigroup, Inc. (b)	4.50%	09/11/31	6,841,224
600,000	Fifth Third Bancorp (b)	6.34%	07/27/29	617,171
9,150,000	Fifth Third Bancorp (b)	4.90%	09/06/30	9,125,265
3,500,000	Fifth Third Bancorp (b)	4.34%	04/25/33	3,329,191
600,000	Fifth Third Bank N.A. (b)	4.97%	01/28/28	601,134
8,000,000	First-Citizens Bank & Trust Co. (b)	5.10%	07/13/29	7,981,369
3,500,000	Goldman Sachs Group (The), Inc. (b)	6.48%	10/24/29	3,612,196
5,750,000	Goldman Sachs Group (The), Inc. (b)	4.59%	04/20/30	5,688,951
1,500,000	Goldman Sachs Group (The), Inc. (b)	4.69%	10/23/30	1,483,274
7,000,000	Goldman Sachs Group (The), Inc. (b)	4.37%	10/21/31	6,777,018
2,500,000	Goldman Sachs Group (The), Inc. (b)	4.52%	01/21/32	2,427,037
5,000,000	Goldman Sachs Group (The), Inc. (b)	5.24%	07/21/32	4,991,246
4,750,000	Huntington Bancshares, Inc. (b)	5.27%	01/15/31	4,771,657
4,000,000	Huntington Bancshares, Inc. (b)	4.62%	01/28/32	3,892,741
3,500,000	Huntington Bancshares, Inc. (b)	5.02%	05/17/33	3,445,166
913,000	Huntington National Bank (The) (b)	4.87%	04/12/28	914,436
10,500,000	JPMorgan Chase & Co. (b)	4.85%	07/25/28	10,521,438
2,500,000	JPMorgan Chase & Co. (b)	4.92%	01/24/29	2,509,606
7,500,000	JPMorgan Chase & Co. (b)	4.01%	04/23/29	7,413,340
3,500,000	JPMorgan Chase & Co. (b)	5.30%	07/24/29	3,537,033
4,500,000	JPMorgan Chase & Co. (b)	5.01%	01/23/30	4,513,070
3,500,000	JPMorgan Chase & Co. (b)	4.35%	01/22/32	3,393,314
3,500,000	JPMorgan Chase & Co. (b)	5.35%	06/01/34	3,506,202
10,500,000	Morgan Stanley (b)	5.45%	07/20/29	10,612,887
2,000,000	Morgan Stanley (b)	5.66%	04/18/30	2,034,021
5,250,000	Morgan Stanley (b)	4.49%	01/16/32	5,097,333
5,000,000	Morgan Stanley (b)	4.71%	03/12/32	4,887,640

First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Banking (Continued)
$3,500,000	Morgan Stanley, Series I (b)	4.13%	10/18/29	$3,446,085
3,500,000	Morgan Stanley, Series I (b)	4.36%	10/22/31	3,391,369
7,500,000	PNC Financial Services Group (The), Inc. (b)	4.62%	10/26/29	7,476,801
7,500,000	PNC Financial Services Group (The), Inc. (b)	4.83%	07/19/30	7,487,119
8,000,000	Regions Bank/Birmingham AL (b)	4.76%	07/27/29	7,986,757
5,000,000	Santander Holdings USA, Inc. (b)	5.04%	06/05/30	4,976,197
11,500,000	State Street Corp. (b)	4.56%	04/23/32	11,268,873
1,818,000	Synchrony Financial (b)	5.45%	10/15/30	1,820,848
3,500,000	Truist Bank (b)	4.14%	10/23/29	3,448,594
4,000,000	Truist Financial Corp. (b)	4.87%	01/26/29	4,007,669
2,000,000	U.S. Bancorp (b)	6.79%	10/26/27	2,010,800
9,000,000	U.S. Bancorp (b)	4.86%	07/27/30	8,984,124
5,000,000	Wells Fargo & Co. (b)	5.71%	04/22/28	5,038,733
7,000,000	Wells Fargo & Co. (b)	4.08%	09/15/29	6,896,991
2,500,000	Wells Fargo & Co. (b)	5.20%	01/23/30	2,519,830
6,500,000	Wells Fargo & Co. (b)	5.15%	04/23/31	6,528,177
1,250,000	Wells Fargo & Co., Series W (b)	4.90%	01/24/28	1,252,341
3,500,000	Zions Bancorp N.A. (b)	4.70%	08/18/28	3,488,990
3,500,000	Zions Bancorp N.A. (b)	4.48%	02/09/29	3,473,267
				283,925,590
	Brokerage/Asset Managers/Exchanges — 2.4%
1,000,000	Charles Schwab (The) Corp. (b)	4.74%	05/21/30	997,889
8,000,000	Citadel Securities Global Holdings LLC (a)	5.50%	06/18/30	8,041,115
4,516,000	Jane Street Group / JSG Finance, Inc. (a)	6.75%	05/01/33	4,605,638
2,000,000	LPL Holdings, Inc.	4.90%	04/03/28	2,000,322
6,000,000	LPL Holdings, Inc. (a)	4.00%	03/15/29	5,827,615
2,000,000	LSEG U.S. Fin Corp. (a)	4.25%	03/23/29	1,972,576
4,000,000	LSEG U.S. Fin Corp. (a)	4.50%	03/23/31	3,904,882
9,500,000	Nasdaq, Inc.	5.35%	06/28/28	9,618,235
				36,968,272
	Building Materials — 3.3%
10,945,000	American Builders & Contractors Supply Co., Inc. (a)	4.00%	01/15/28	10,786,987
4,000,000	American Builders & Contractors Supply Co., Inc. (a)	3.88%	11/15/29	3,799,018
10,001,000	Amrize Finance U.S. LLC	4.70%	04/07/28	10,003,341
5,500,000	Amrize Finance U.S. LLC	4.95%	04/07/30	5,501,720
3,500,000	CRH America Finance, Inc. (a)	3.95%	04/04/28	3,456,224
3,500,000	CRH America Finance, Inc.	4.40%	02/09/31	3,416,929
3,000,000	JH North America Holdings, Inc. (a)	5.88%	01/31/31	2,995,982
4,812,000	QXO Building Products, Inc. (a)	6.75%	04/30/32	4,918,636
694,000	QXO Building Products, Inc. (a)	6.88%	07/15/34	695,564
2,274,000	Standard Building Solutions, Inc. (a)	6.25%	08/01/33	2,252,175
2,000,000	Vulcan Materials Co.	4.95%	12/01/29	2,009,422
				49,835,998
	Cable Satellite — 1.1%
7,500,000	Charter Communications Operating LLC / Charter Communications Operating Capital	5.05%	03/30/29	7,419,324
5,000,000	Space Exploration Technologies Corp. (a)	5.35%	07/15/31	4,868,407
5,000,000	Space Exploration Technologies Corp. (a)	5.65%	07/15/33	4,792,701
				17,080,432

First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Chemicals — 0.3%
$4,000,000	Ecolab, Inc.	4.60%	06/15/29	$3,990,613
	Construction Machinery — 2.2%
1,004,000	Ashtead Capital, Inc. (a)	4.38%	08/15/27	1,000,983
3,500,000	Ashtead Capital, Inc. (a)	4.00%	05/01/28	3,440,931
6,000,000	Ashtead Capital, Inc. (a)	5.50%	08/11/32	6,039,575
6,000,000	RB Global Holdings, Inc. (a)	6.75%	03/15/28	6,061,026
1,917,000	Sunbelt Rentals Holdings, Inc. (a)	4.95%	08/12/30	1,902,079
10,300,000	United Rentals North America, Inc. (a)	6.00%	12/15/29	10,419,470
4,000,000	United Rentals North America, Inc. (a)	5.38%	11/15/33	3,899,263
				32,763,327
	Consumer Cyclical Services — 0.6%
9,500,000	Sodexo, Inc. (a)	5.15%	08/15/30	9,492,475
	Consumer Products — 0.4%
4,000,000	Clorox (The) Co.	4.70%	05/15/31	3,937,350
2,500,000	Haleon US Capital LLC	3.63%	03/24/32	2,319,000
				6,256,350
	Diversified Manufacturing — 2.3%
7,500,000	Roller Bearing Co. of America, Inc. (a)	4.38%	10/15/29	7,277,362
5,000,000	Veralto Corp.	5.35%	09/18/28	5,059,853
8,000,000	Veralto Corp.	4.85%	01/15/32	7,907,746
3,000,000	Veralto Corp.	5.45%	09/18/33	3,026,438
7,500,000	Vertiv Group Corp. (a)	4.13%	11/15/28	7,417,820
4,000,000	Xylem, Inc.	5.20%	06/01/33	4,006,928
				34,696,147
	Electric — 5.0%
3,000,000	AEP Transmission Co., LLC	5.38%	06/15/35	2,985,377
3,500,000	Alabama Power Co., Series C	4.30%	03/15/31	3,416,291
8,500,000	CenterPoint Energy Houston Electric LLC, Series ai.	4.45%	10/01/32	8,245,096
636,000	Constellation Energy Generation LLC	4.40%	01/15/31	619,489
6,231,000	Constellation Energy Generation LLC	3.75%	03/01/31	5,895,046
2,000,000	Duke Energy Indiana LLC, Series DDDD	4.95%	03/15/36	1,925,064
8,000,000	FirstEnergy Pennsylvania Electric Co. (a)	4.55%	03/15/31	7,864,432
4,000,000	Florida Power & Light Co.	5.13%	06/01/36	3,917,957
2,500,000	MidAmerican Energy Co.	6.75%	12/30/31	2,715,550
7,000,000	NRG Energy, Inc. (a)	4.73%	10/15/30	6,837,480
3,000,000	Oncor Electric Delivery Co. LLC	4.65%	11/01/29	2,987,359
5,000,000	Public Service Electric and Gas Co., Series R	4.20%	01/01/31	4,869,311
6,400,000	Trans-Allegheny Interstate Line Co. (a)	5.00%	01/15/31	6,388,953
3,000,000	Vistra Operations Co. LLC (a)	5.05%	12/30/26	3,008,922
5,049,000	Vistra Operations Co. LLC (a)	4.60%	10/15/30	4,916,343
2,000,000	Wisconsin Electric Power Co.	4.15%	10/15/30	1,944,463
4,000,000	Wisconsin Electric Power Co.	4.65%	06/15/31	3,953,614
3,000,000	Wisconsin Public Service Corp.	4.25%	01/15/31	2,930,144
				75,420,891
	Environmental — 0.2%
3,000,000	Republic Services, Inc.	4.75%	07/15/31	2,980,653
	Finance Companies — 1.1%
3,645,000	Rocket Cos., Inc. (a)	6.13%	08/01/30	3,676,536

First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Finance Companies (Continued)
$2,000,000	Rocket Cos., Inc. (a)	6.38%	08/01/33	$2,014,385
7,000,000	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. (a)	3.88%	03/01/31	6,489,748
5,836,000	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. (a)	4.00%	10/15/33	5,158,137
				17,338,806
	Food and Beverage — 5.3%
3,500,000	Bimbo Bakeries USA, Inc. (a)	6.05%	01/15/29	3,579,265
3,500,000	Campbell’s (The) Co.	4.15%	03/15/28	3,465,284
5,250,000	Conagra Brands, Inc.	5.40%	08/01/31	5,246,899
4,000,000	Constellation Brands, Inc.	4.35%	05/09/27	3,997,936
2,500,000	Constellation Brands, Inc.	4.80%	01/15/29	2,501,505
6,000,000	Constellation Brands, Inc.	4.80%	05/01/30	5,961,891
2,500,000	J.M. Smucker (The) Co.	5.90%	11/15/28	2,564,918
2,975,000	Keurig Dr Pepper, Inc.	2.55%	09/15/26	2,968,760
5,000,000	Keurig Dr Pepper, Inc.	5.10%	03/15/27	5,016,973
5,500,000	Keurig Dr Pepper, Inc.	3.43%	06/15/27	5,452,251
2,000,000	Keurig Dr Pepper, Inc.	4.60%	05/25/28	1,998,022
6,000,000	Lamb Weston Holdings, Inc. (a)	4.88%	05/15/28	5,964,421
3,000,000	Lamb Weston Holdings, Inc. (a)	4.13%	01/31/30	2,859,387
8,500,000	Molson Coors Beverage Co.	4.90%	07/08/31	8,398,918
3,000,000	Performance Food Group, Inc. (a)	6.13%	09/15/32	3,012,225
4,500,000	Post Holdings, Inc. (a)	6.25%	02/15/32	4,523,805
4,000,000	Sysco Corp.	4.40%	07/25/31	3,865,001
9,500,000	US Foods, Inc. (a)	4.75%	02/15/29	9,368,954
				80,746,415
	Gaming — 0.7%
722,000	VICI Properties, L.P.	4.75%	04/01/28	720,387
3,500,000	VICI Properties, L.P. / VICI Note Co., Inc. (a)	3.75%	02/15/27	3,481,983
6,000,000	VICI Properties, L.P. / VICI Note Co., Inc. (a)	4.63%	12/01/29	5,867,038
				10,069,408
	Health Insurance — 1.7%
3,620,000	Centene Corp.	4.25%	12/15/27	3,608,556
2,000,000	Centene Corp.	4.63%	12/15/29	1,941,494
8,500,000	Elevance Health, Inc.	4.95%	11/01/31	8,460,727
9,000,000	Molina Healthcare, Inc. (a)	4.38%	06/15/28	8,814,747
3,500,000	UnitedHealth Group, Inc.	5.30%	02/15/30	3,553,885
				26,379,409
	Healthcare — 8.9%
6,000,000	180 Medical, Inc. (a)	3.88%	10/15/29	5,769,274
2,000,000	180 Medical, Inc. (a)	5.30%	10/08/35	1,918,631
4,000,000	Agilent Technologies, Inc. (a)	4.90%	01/15/32	3,969,238
8,240,000	Alcon Finance Corp. (a)	3.00%	09/23/29	7,798,982
4,000,000	Augusta SpinCo Corp.	4.40%	03/23/29	3,958,888
4,000,000	Augusta SpinCo Corp.	4.66%	03/23/31	3,935,662
3,000,000	Avantor Funding, Inc. (a)	4.63%	07/15/28	2,960,472
2,500,000	Becton Dickinson & Co.	4.87%	02/08/29	2,506,569
3,000,000	Cencora, Inc.	4.85%	12/15/29	3,005,713
2,500,000	Charles River Laboratories International, Inc. (a)	4.25%	05/01/28	2,454,445
2,500,000	Charles River Laboratories International, Inc. (a)	3.75%	03/15/29	2,390,964
3,000,000	Cigna Group (The)	4.38%	10/15/28	2,980,365

First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Healthcare (Continued)
$4,345,000	Cigna Group (The)	2.40%	03/15/30	$3,988,028
3,000,000	Cigna Group (The)	5.13%	05/15/31	3,024,019
3,500,000	CVS Health Corp.	5.55%	06/01/31	3,571,584
2,000,000	HCA, Inc.	4.50%	02/15/27	2,000,325
5,000,000	HCA, Inc.	5.20%	06/01/28	5,041,026
1,000,000	HCA, Inc.	4.30%	11/15/30	969,583
4,000,000	HCA, Inc.	4.70%	05/15/31	3,924,929
3,000,000	HCA, Inc.	5.50%	06/01/33	3,014,568
7,000,000	Illumina, Inc.	4.75%	12/12/30	6,897,817
3,000,000	IQVIA, Inc. (a)	5.00%	05/15/27	2,998,036
11,000,000	IQVIA, Inc.	5.70%	05/15/28	11,140,580
2,000,000	IQVIA, Inc. (a)	6.50%	05/15/30	2,039,198
11,000,000	Medline Borrower, L.P. (a)	3.88%	04/01/29	10,646,550
4,000,000	Medline Borrower, L.P. / Medline Co-Issuer, Inc. (a)	5.00%	06/15/31	3,947,374
3,500,000	Medline Borrower, L.P. / Medline Co-Issuer, Inc. (a)	5.25%	06/15/33	3,445,427
2,000,000	Quest Diagnostics, Inc.	4.63%	12/15/29	1,988,673
5,000,000	Solventum Corp.	5.45%	02/25/27	5,023,020
3,101,000	Solventum Corp.	5.40%	03/01/29	3,140,439
2,500,000	Solventum Corp.	5.45%	03/13/31	2,535,386
4,000,000	Universal Health Services, Inc.	4.63%	10/15/29	3,937,961
3,500,000	Universal Health Services, Inc.	2.65%	10/15/30	3,134,510
5,000,000	Zimmer Biomet Holdings, Inc.	5.05%	02/19/30	5,022,936
				135,081,172
	Lodging — 1.0%
5,735,000	Hilton Domestic Operating Co., Inc. (a)	5.50%	09/15/31	5,686,498
1,647,000	Hilton Domestic Operating Co., Inc. (a)	5.50%	03/31/34	1,614,368
3,500,000	Hyatt Hotels Corp.	5.75%	01/30/27	3,516,068
3,000,000	Hyatt Hotels Corp.	5.05%	03/30/28	3,011,918
1,000,000	Hyatt Hotels Corp.	5.25%	06/30/29	1,008,633
				14,837,485
	Media Entertainment — 0.6%
6,000,000	AppLovin Corp.	5.13%	12/01/29	6,008,402
2,928,000	Nexstar Media, Inc. (a)	4.75%	11/01/28	2,872,876
				8,881,278
	Midstream — 0.8%
3,500,000	Sabine Pass Liquefaction LLC	4.50%	05/15/30	3,442,321
4,667,000	Sunoco, L.P. (a)	5.63%	03/15/31	4,609,055
1,000,000	Venture Global Plaquemines LNG LLC (a)	6.13%	12/15/30	1,016,498
3,000,000	Venture Global Plaquemines LNG LLC (a)	7.50%	05/01/33	3,256,602
				12,324,476
	Other Industrial — 0.7%
3,345,000	AECOM (a)	6.00%	08/01/33	3,329,522
4,000,000	Jacobs Solutions, Inc.	4.75%	03/03/31	3,913,152
3,500,000	Quanta Services, Inc.	2.90%	10/01/30	3,225,042
				10,467,716
	Other Utility — 0.7%
8,000,000	American Water Capital Corp.	4.63%	06/01/29	7,976,143
2,000,000	American Water Capital Corp.	5.20%	04/01/36	1,955,011
				9,931,154

First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Packaging — 1.2%
$4,000,000	Amcor Flexibles North America, Inc.	4.25%	03/08/29	$3,945,047
11,500,000	Berry Global, Inc.	5.50%	04/15/28	11,657,245
3,000,000	Crown Americas LLC	5.88%	06/01/33	2,996,007
				18,598,299
	Pharmaceuticals — 0.5%
4,000,000	Gilead Sciences, Inc.	4.90%	05/20/34	3,926,590
3,000,000	Zoetis, Inc.	5.00%	08/17/35	2,907,765
				6,834,355
	Property & Casualty Insurance — 4.7%
1,818,000	Aon North America, Inc.	5.15%	03/01/29	1,833,264
5,500,000	Aon North America, Inc.	5.30%	03/01/31	5,559,500
2,500,000	Aon North America, Inc.	5.45%	03/01/34	2,504,477
10,000,000	Arthur J. Gallagher & Co.	4.85%	12/15/29	10,005,021
5,500,000	Arthur J. Gallagher & Co.	5.50%	03/02/33	5,546,390
6,031,000	Brown & Brown, Inc.	4.50%	03/15/29	5,956,930
2,250,000	Brown & Brown, Inc.	4.90%	06/23/30	2,230,208
4,500,000	Brown & Brown, Inc.	2.38%	03/15/31	3,968,453
5,500,000	Brown & Brown, Inc.	4.20%	03/17/32	5,171,162
3,500,000	Brown & Brown, Inc.	5.55%	06/23/35	3,433,897
5,635,000	Ryan Specialty LLC (a)	4.38%	02/01/30	5,447,875
5,806,000	Ryan Specialty LLC (a)	5.88%	08/01/32	5,729,765
3,750,000	Willis North America, Inc.	4.65%	06/15/27	3,753,728
7,000,000	Willis North America, Inc.	4.55%	03/15/31	6,810,450
3,000,000	Willis North America, Inc.	5.35%	05/15/33	2,994,540
				70,945,660
	Restaurants — 0.2%
3,500,000	Yum! Brands, Inc. (a)	4.75%	01/15/30	3,426,462
	Technology — 9.7%
6,504,000	Autodesk, Inc.	2.40%	12/15/31	5,651,553
3,500,000	Broadcom, Inc.	4.60%	07/15/30	3,438,508
11,500,000	CoStar Group, Inc. (a)	2.80%	07/15/30	10,322,151
22,174,000	Crowdstrike Holdings, Inc.	3.00%	02/15/29	21,083,733
1,000,000	Dell International LLC / EMC Corp.	4.15%	02/15/29	985,197
5,000,000	FactSet Research Systems, Inc.	3.45%	03/01/32	4,500,548
9,013,000	Fair Isaac Corp. (a)	6.00%	05/15/33	8,728,747
3,500,000	Fidelity National Information Services, Inc.	4.70%	07/15/27	3,500,023
3,000,000	Fidelity National Information Services, Inc.	5.10%	07/15/32	2,964,955
3,500,000	Fidelity National Information Services, Inc., Series 10Y	4.25%	05/15/28	3,445,445
7,000,000	Global Payments, Inc.	4.50%	11/15/28	6,909,303
3,500,000	Global Payments, Inc.	4.88%	11/15/30	3,405,896
3,500,000	Global Payments, Inc.	5.20%	11/15/32	3,380,525
5,000,000	Keysight Technologies, Inc.	4.60%	04/06/27	5,002,172
4,000,000	Keysight Technologies, Inc.	3.00%	10/30/29	3,781,586
3,000,000	Molex Electronic Technologies LLC (a)	4.75%	04/30/28	3,009,312
3,500,000	Molex Electronic Technologies LLC (a)	5.25%	04/30/32	3,503,214
23,500,000	MSCI, Inc. (a)	4.00%	11/15/29	22,669,981
2,250,000	Oracle Corp.	2.30%	03/25/28	2,144,471
3,000,000	Oracle Corp.	4.50%	05/06/28	2,964,687
1,000,000	Oracle Corp.	6.15%	11/09/29	1,011,860

First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Technology (Continued)
$6,500,000	PTC, Inc. (a)	4.00%	02/15/28	$6,361,549
2,063,000	Roper Technologies, Inc.	4.25%	09/15/28	2,043,681
7,650,000	Salesforce, Inc.	4.65%	03/15/29	7,618,198
6,000,000	SS&C Technologies, Inc. (a)	5.50%	09/30/27	5,995,973
3,000,000	VMware LLC	4.70%	05/15/30	2,968,247
				147,391,515
	Wireless — 0.5%
2,500,000	Crown Castle, Inc.	3.65%	09/01/27	2,475,235
1,500,000	Crown Castle, Inc.	5.00%	01/11/28	1,505,784
1,000,000	Crown Castle, Inc.	4.80%	09/01/28	1,000,310
2,000,000	T-Mobile USA, Inc.	4.95%	03/15/28	2,008,774
				6,990,103
	Total Corporate Bonds and Notes			1,171,944,398
	(Cost $1,178,191,901)
FOREIGN CORPORATE BONDS AND NOTES — 18.6%
	Banking — 8.8%
3,600,000	Banco Santander S.A.	4.55%	11/06/30	3,519,150
4,000,000	Banco Santander S.A.	4.87%	04/15/31	3,940,297
3,500,000	Bank of Montreal (b)	4.35%	09/22/31	3,415,311
5,000,000	Bank of Montreal, Series J (b)	4.34%	03/19/30	4,943,288
5,000,000	Bank of Montreal, Series J (b)	4.44%	01/14/32	4,867,791
588,000	Barclays PLC (b)	5.09%	02/25/29	589,824
7,227,000	Barclays PLC (b)	4.94%	09/10/30	7,191,269
2,000,000	BNP Paribas S.A. (a) (b)	4.89%	06/30/30	1,990,839
6,500,000	Canadian Imperial Bank of Commerce (b)	4.86%	03/30/29	6,511,530
7,500,000	Canadian Imperial Bank of Commerce (b)	4.28%	01/29/30	7,392,659
6,000,000	Cooperatieve Rabobank U.A. (a) (b)	4.99%	05/27/31	5,994,487
3,500,000	Cooperatieve Rabobank U.A. (a) (b)	5.71%	01/21/33	3,589,616
8,250,000	Credit Agricole S.A. (a) (b)	5.22%	05/27/31	8,269,627
5,000,000	DNB Bank ASA (a) (b)	4.83%	03/30/32	4,934,701
2,500,000	Lloyds Banking Group PLC	4.38%	03/22/28	2,489,445
3,750,000	Lloyds Banking Group PLC (b)	5.09%	11/26/28	3,768,242
7,000,000	Lloyds Banking Group PLC (b)	4.24%	02/10/30	6,883,850
4,000,000	National Bank of Canada (b)	4.93%	06/04/32	3,944,499
5,000,000	Royal Bank of Canada (b)	4.65%	07/10/29	5,001,137
6,000,000	Royal Bank of Canada (b)	4.40%	04/17/30	5,923,126
4,412,000	Royal Bank of Canada (b)	4.61%	05/03/32	4,325,236
4,250,000	Swedbank AB (a)	4.90%	03/30/31	4,221,803
1,615,000	Toronto-Dominion Bank (The)	4.86%	01/31/28	1,621,713
3,000,000	Toronto-Dominion Bank (The)	4.57%	06/02/28	2,996,492
3,500,000	Toronto-Dominion Bank (The)	4.81%	06/03/30	3,493,348
4,000,000	Toronto-Dominion Bank (The)	4.87%	04/22/33	3,908,202
3,500,000	Toronto-Dominion Bank (The), Series F	4.85%	07/27/29	3,503,197
7,500,000	UBS Group AG (a) (b)	5.43%	02/08/30	7,579,857
7,000,000	UBS Group AG (a) (b)	4.40%	09/23/31	6,790,891
				133,601,427

First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Building Materials — 0.8%
$7,000,000	Cemex S.A.B. de C.V. (a)	3.88%	07/11/31	$6,531,709
5,000,000	CRH SMW Finance DAC	5.20%	05/21/29	5,043,919
				11,575,628
	Diversified Manufacturing — 0.1%
1,722,000	Sensata Technologies B.V. (a)	4.00%	04/15/29	1,658,517
	Environmental — 0.6%
9,500,000	GFL Environmental, Inc. (a)	3.50%	09/01/28	9,257,025
	Finance Companies — 0.3%
4,000,000	Aercap Funding DAC	4.88%	07/07/31	3,938,234
	Gaming — 0.3%
100,000	Flutter Treasury DAC (a)	6.38%	04/29/29	101,297
4,781,000	Flutter Treasury DAC (a)	5.88%	06/04/31	4,712,017
				4,813,314
	Healthcare — 0.7%
8,000,000	Icon Investments Six DAC	5.85%	05/08/29	8,164,321
3,000,000	Icon Investments Six DAC	6.00%	05/08/34	3,036,405
				11,200,726
	Leisure — 0.5%
6,000,000	Carnival Corp. Ltd. (a)	5.88%	06/15/31	6,008,262
1,460,000	Carnival Corp. Ltd. (a)	5.75%	08/01/32	1,448,369
				7,456,631
	Packaging — 0.9%
5,000,000	CCL Industries, Inc. (a)	3.25%	10/01/26	4,988,990
9,550,000	CCL Industries, Inc. (a)	3.05%	06/01/30	8,873,401
				13,862,391
	Paper — 0.9%
13,000,000	Smurfit Kappa Treasury ULC	5.20%	01/15/30	13,094,154
	Pharmaceuticals — 0.4%
2,900,000	Teva Pharmaceutical Finance Netherlands III B.V.	6.75%	03/01/28	2,959,105
3,470,000	Teva Pharmaceutical Finance Netherlands IV B.V.	5.75%	12/01/30	3,515,672
				6,474,777
	Railroads — 0.5%
7,500,000	Canadian Pacific Railway Co.	4.00%	03/15/29	7,366,198
	Restaurants — 0.9%
14,500,000	1011778 BC ULC / New Red Finance, Inc. (a)	5.63%	09/15/29	14,481,670
	Retailers — 1.7%
7,000,000	Alimentation Couche-Tard, Inc. (a)	4.15%	09/29/28	6,925,095
5,000,000	Alimentation Couche-Tard, Inc. (a)	2.95%	01/25/30	4,689,180
6,000,000	Belron UK Finance PLC (a)	5.75%	10/15/29	6,003,413
8,000,000	Gildan Activewear, Inc. (a)	4.70%	10/07/30	7,820,691
				25,438,379
	Technology — 1.2%
13,000,000	Constellation Software, Inc. (a)	5.16%	02/16/29	12,993,738

First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Technology (Continued)
$2,500,000	Constellation Software, Inc. (a)	5.46%	02/16/34	$2,408,372
3,000,000	Elastic N.V. (a)	4.13%	07/15/29	2,860,768
				18,262,878
	Total Foreign Corporate Bonds and Notes			282,481,949
	(Cost $284,461,267)

Principal Value	Description	Annualized Yield on Date of Purchase	Stated Maturity	Value
COMMERCIAL PAPER — 2.0%
	Aerospace/Defense — 1.0%
15,600,000	Huntington Ingalls Industries, Inc.	4.12%	08/03/26	15,596,481
	Healthcare — 1.0%
15,500,000	Cencora, Inc.	3.90%	08/03/26	15,496,684
	Total Commercial Paper			31,093,165
	(Cost $31,093,165)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT BONDS AND NOTES — 1.0%
10,000,000	U.S. Treasury Note	4.25%	06/30/33	9,817,187
5,000,000	U.S. Treasury Note	4.38%	05/15/36	4,869,141
	Total U.S. Government Bonds and Notes			14,686,328
	(Cost $14,661,273)

Principal Value	Description	Rate (c)	Stated Maturity (d)	Value
SENIOR FLOATING-RATE LOAN INTERESTS — 0.3%
	Media Entertainment — 0.3%
3,868,260	Warner Bros. Discovery, Inc. (Discovery Global Holdings, Inc.), Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.23%	06/30/33	3,875,919
	(Cost $3,864,701)

	Total Investments — 99.2%			1,504,081,759
	(Cost $1,512,272,307)
	Net Other Assets and Liabilities — 0.8%			11,376,090
	Net Assets — 100.0%			$1,515,457,849

(a)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2026, securities noted as such amounted to $510,704,461 or 33.7% of net assets.

(b)
Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at July 31, 2026. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
(c)
Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the SOFR obtained from the U.S. Department of the Treasury’s Office of Financial Research or another major financial institution, (ii) the lending rate offered by one or more major European banks, (iii) the prime rate offered by one or more United States banks or (iv) the certificate of deposit rate. Certain Senior Loans are subject to a SOFR floor that establishes a minimum SOFR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical SOFR period, spread and floor, but different SOFR reset dates.

(d)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
SOFR	– Secured Overnight Financing Rate

Country Allocation†	% of Net Assets
United States	80.6%
Canada	9.3
Ireland	2.5
United Kingdom	1.8
Netherlands	1.4
Switzerland	0.9
France	0.7
Spain	0.5
Bermuda	0.5
Mexico	0.4
Norway	0.3
Sweden	0.3
Total Investments	99.2
Net Other Assets and Liabilities	0.8
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
A summary of the inputs used to value the Fund’s investments as of July 31, 2026 is as follows:

	Total Value at 7/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes*	$1,171,944,398	$—	$1,171,944,398	$—
Foreign Corporate Bonds and Notes*	282,481,949	—	282,481,949	—
Commercial Paper*	31,093,165	—	31,093,165	—
U.S. Government Bonds and Notes	14,686,328	—	14,686,328	—
Senior Floating-Rate Loan Interests*	3,875,919	—	3,875,919	—
Total Investments	$1,504,081,759	$—	$1,504,081,759	$—

*	See Portfolio of Investments for industry breakout.